Financial risk management - Commodity and other price risk (Details) pound in Millions, million_BTU in Millions, metric_tonne in Millions, U.S._liquid_gallon in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) metric_tonne $ / metric_tonne $ / million_BTU $ / pound pound million_BTU U.S._liquid_gallon $ / U.S._liquid_gallon	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on derivatives | $	$ (22)	$ 0	$ 18
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Basis points	10.00%
Commodity price risk | Unrealized gains (losses)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on derivatives | $	$ (22)	1	22
Reasonably possible change in risk variable, impact on pre-tax earnings | $	2
Commodity price risk | Component of cost of sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net loss in fair value of derivatives | $	$ (18)	$ 20	$ (17)
Resin swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.85
Resin swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.85
High density polyethylene swaps | Currency forwards | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	9,600,000
Aluminum swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | metric_tonne	34,711
Aluminum swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / metric_tonne	1,925.00
Aluminum swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / metric_tonne	2,499.5
Aluminum Midwest Premium swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	4,126
Aluminum Midwest Premium swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	403.45
Aluminum Midwest Premium swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	407.85
Natural gas swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | million_BTU	3,508,032
Natural gas swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / million_BTU	2.58
Natural gas swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / million_BTU	3.14
Ethylene | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	2,730,973
Ethylene | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.29
Ethylene | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.29
Polymer-grade propylene swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	29,590,584
Polymer-grade propylene swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.44
Polymer-grade propylene swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.61
Benzene swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | U.S._liquid_gallon	9,826,568
Benzene swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	2.24
Benzene swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	3.07
Diesel swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | U.S._liquid_gallon	5,020,626
Diesel swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	2.88
Diesel swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	3.42
Low-density polyethylene swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	18,000,000
Low-density polyethylene swaps | US dollars | Bottom of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.85
Low-density polyethylene swaps | US dollars | Top of range | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.93